Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing revenue
Operating leases	$ 5,555	$ 4,865	$ 4,129
Retail financing	3,070	2,819	2,776
Dealer financing	1,760	1,539	1,620
Other	38	57	81
Total financing revenue	10,423	9,280	8,606
Depreciation on vehicles subject to operating leases	(4,329)	(3,640)	(3,088)
Interest expense	(2,755)	(2,416)	(2,656)
Net financing margin	3,339	3,224	2,862
Other revenue
Insurance premiums earned	156	133	125
Other income, net	330	284	265
Total financing margin and other revenue	3,825	3,641	3,252
Expenses
Operating expenses	1,274	1,139	1,094
Provision for credit losses	547	347	197
Insurance expenses	125	69	107
Total expenses	1,946	1,555	1,398
Income before income taxes	1,879	2,086	1,854
Provision for income taxes	506	723	149
Net income	$ 1,373	$ 1,363	$ 1,705